1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 88.4%

AEROSPACE & DEFENSE – 2.0%
Airbus SE	3,955	$580,849
Boeing Co. (The)	1,056	336,093
BWX Technologies, Inc.	13,683	870,102
Huntington Ingalls Industries, Inc.	335	87,435
Lockheed Martin Corp.	2,777	1,188,889
Moog, Inc., Class A	2,456	220,082
Safran SA	2,418	389,873
United Technologies Corp.	4,752	713,750
TOTAL AEROSPACE & DEFENSE		$4,387,073

AIR FREIGHT & LOGISTICS – 0.5%
bpost SA	7,093	70,685
CTT-Correios de Portugal SA	13,827	44,879
Expeditors International of Washington, Inc.	7,144	521,798
FedEx Corp.	792	114,555
PostNL NV	49,726	91,743
Royal Mail PLC	3,173	8,294
United Parcel Service, Inc., Class B	3,006	311,181
TOTAL AIR FREIGHT & LOGISTICS		$1,163,135

AIRLINES – 0.4%
Deutsche Lufthansa AG	8,944	136,250
Hawaiian Holdings, Inc.	4,008	111,743
Japan Airlines Co. Ltd.	5,570	156,687
Ryanair Holdings PLC ADR*	3,017	261,302
SAS AB*	76,099	109,224
TOTAL AIRLINES		$775,206

AUTO COMPONENTS – 0.6%
Aisan Industry Co. Ltd.	3,235	20,848
Autoliv, Inc.	536	41,074
Denso Corp.	3,169	129,999
Exedy Corp.	5,565	115,160
Garrett Motion, Inc.*	60	505
Lear Corp.	482	59,373
NGK Spark Plug Co. Ltd.	3,197	56,176
NOK Corp.	10,925	145,506
Nokian Renkaat OYJ	430	11,562
Sumitomo Electric Industries Ltd.	4,257	56,753
Sumitomo Riko Co. Ltd.	7,200	56,515
Tachi-S Co. Ltd.	5,380	62,654
Tokai Rika Co. Ltd.	11,287	191,824

Description	Number of Shares	Value
Toyoda Gosei Co. Ltd.	6,255	$141,917
Toyota Boshoku Corp.	3,000	43,312
Toyota Industries Corp.	1,427	77,183
TS Tech Co. Ltd.	2,032	55,844
Unipres Corp.	8,570	109,310
TOTAL AUTO COMPONENTS		$1,375,515

AUTOMOBILES – 1.0%
Daimler AG	6,125	283,631
Dongfeng Motor Group Co. Ltd., Class H	213,560	159,589
Honda Motor Co. Ltd.	22,725	581,201
Isuzu Motors Ltd.	41,740	408,946
Mitsubishi Motors Corp.	23,380	87,108
Nissan Motor Co. Ltd.	28,610	155,246
Renault SA	3,901	152,581
Subaru Corp.	2,885	72,161
Suzuki Motor Corp.	4,274	195,560
Yamaha Motor Co. Ltd.	5,968	110,752
TOTAL AUTOMOBILES		$2,206,775

BEVERAGES – 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,402	71,898
Asahi Group Holdings Ltd.	2,191	101,570
Coca-Cola Co. (The)	12,009	701,326
Coca-Cola European Partners PLC	553	29,093
Coca-Cola HBC AG*	639	23,472
Coca-Cola Icecek AS	11,363	87,951
Constellation Brands, Inc., Class A	690	129,927
Diageo PLC	15,072	595,993
Heineken Holding NV	508	49,925
Heineken NV	6,374	693,538
PepsiCo., Inc.	4,341	616,509
Pernod Ricard SA	535	92,629
TOTAL BEVERAGES		$3,193,831

BIOTECHNOLOGY – 0.2%
Alnylam Pharmaceuticals, Inc.*	740	84,945
Galapagos NV*	1,150	257,025
TOTAL BIOTECHNOLOGY		$341,970

BUILDING PRODUCTS – 0.9%
A.O. Smith Corp.	1,229	52,466
Assa Abloy AB, Class B	13,004	308,667
Cie de Saint-Gobain	9,152	345,291

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Fortune Brands Home & Security, Inc.	4,263	$292,911
Lennox International, Inc.	3,307	770,465
Masco Corp.	2,199	104,496
Owens Corning	1,066	64,482
Resideo Technologies, Inc.*	100	1,018
TOTAL BUILDING PRODUCTS		$1,939,796

CAPITAL MARKETS – 2.7%
Ameriprise Financial, Inc.	580	95,938
BlackRock, Inc.	281	148,185
Charles Schwab Corp. (The)	16,320	743,376
CME Group, Inc.	1,921	417,068
E*TRADE Financial Corp.	4,436	189,062
FactSet Research Systems, Inc.	861	246,341
Franklin Resources, Inc.	1,804	45,641
GAM Holding AG*	13,470	41,577
Hamilton Lane, Inc., Class A	3,895	252,980
Ichiyoshi Securities Co. Ltd.	7,270	40,388
Intercontinental Exchange, Inc.	5,294	528,024
Jafco Co. Ltd.	1,990	82,760
Julius Baer Group Ltd.*	4,773	238,496
London Stock Exchange Group PLC	5,950	614,877
Moody’s Corp.	1,108	284,523
Nomura Holdings, Inc.	31,800	162,797
Partners Group Holding AG	70	64,082
Schroders PLC	452	19,137
SEI Investments Co.	842	54,949
St. James’s Place PLC	1,533	23,056
T. Rowe Price Group, Inc.	811	108,293
TD Ameritrade Holding Corp.	11,732	557,035
UBS Group AG*	81,737	1,015,143
Uranium Participation Corp.*	15,093	43,908
TOTAL CAPITAL MARKETS		$6,017,636

CHEMICALS – 1.3%
ADEKA Corp.	7,371	106,522
Air Liquide SA	953	137,794
Air Products & Chemicals, Inc.	660	157,549
China BlueChemical Ltd., Class H	301,730	63,993
Chr Hansen Holding A/S	255	18,978
Croda International PLC	366	24,035
Daicel Corp.	9,103	86,172
Ecolab, Inc.	388	76,091
EMS-Chemie Holding AG	60	39,261
JSR Corp.	21,138	376,490
Linde PLC	2,484	504,575
LyondellBasell Industries NV, Class A	969	75,446
Mitsubishi Gas Chemical Co., Inc.	5,900	89,326

Description	Number of Shares	Value
Nitto Denko Corp.	2,550	$141,750
Sherwin-Williams Co. (The)	1,345	749,152
Shin-Etsu Chemical Co. Ltd.	1,445	165,256
TOTAL CHEMICALS		$2,812,390

COMMERCIAL BANKS – 3.2%
ABN AMRO Bank NV	47,085	819,539
AIB Group PLC	38,206	112,014
Bank of Ireland Group PLC	35,490	172,845
Bank of Nova Scotia (The)	11,674	637,598
Bank of Nova Scotia (The)	11,382	621,685
BPER Banca	20,198	92,769
CaixaBank SA	83,586	244,304
Dah Sing Financial Holdings Ltd.	20,015	71,957
DGB Financial Group, Inc.*	14,434	78,146
East West Bancorp, Inc.	842	38,597
First Citizens BancShares, Inc., Class A	396	208,621
First Republic Bank	4,148	459,930
Japan Post Bank Co. Ltd.	10,008	92,633
KB Financial Group, Inc. ADR*	5,023	183,490
People’s United Financial, Inc.	1,189	18,334
PNC Financial Services Group, Inc. (The)	4,261	632,972
Resona Holdings, Inc.	72,370	298,443
Sberbank of Russia PJSC ADR	7,287	116,169
Shinhan Financial Group Co. Ltd. ADR*	4,524	146,532
Signature Bank	2,356	334,293
Standard Chartered PLC	88,540	736,249
Sumitomo Mitsui Trust Holdings, Inc.	7,831	288,728
Tochigi Bank Ltd. (The)	16,800	30,569
U.S. Bancorp	1,592	84,726
Unicaja Banco SA	108,955	108,964
UniCredit SpA	23,188	309,730
Zions Bancorp NA	1,083	49,266
TOTAL COMMERCIAL BANKS		$6,989,103

COMMERCIAL SERVICES & SUPPLIES – 2.1%
Aeon Delight Co. Ltd.	2,689	92,265
Babcock International Group PLC	20,798	161,372
Cintas Corp.	5,062	1,412,146
Clean Harbors, Inc.*	6,607	543,228
Copart, Inc.*	4,237	429,886
Dai Nippon Printing Co. Ltd.	5,259	145,015
Edenred	6,877	371,370
Prosegur Cia de Seguridad SA	13,918	54,885
Republic Services, Inc.	1,898	180,405
Rollins, Inc.	1,112	42,200
Secom Co. Ltd.	2,515	220,698
Societe BIC SA	139	9,383
Toppan Forms Co. Ltd.	7,455	84,593

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Waste Connections, Inc.	7,718	$743,321
Waste Management, Inc.	644	78,375
TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,569,142

COMMUNICATIONS EQUIPMENT – 0.9%
Cisco Systems, Inc.	15,757	724,349
F5 Networks, Inc.*	454	55,442
Motorola Solutions, Inc.	6,154	1,089,258
Nokia OYJ*	56,474	219,837
TOTAL COMMUNICATIONS EQUIPMENT		$2,088,886

CONSTRUCTION & ENGINEERING – 1.5%
China Machinery Engineering Corp., Class H	166,250	61,798
Chiyoda Corp.*	11,040	31,238
Hazama Ando Corp.	13,283	108,686
Implenia AG	2,512	102,402
JGC Holdings Corp.	19,321	277,568
Kumagai Gumi Co. Ltd.	4,276	122,063
Raubex Group Ltd.	36,234	57,257
Skanska AB, Class B Class B	1,110	25,693
Taisei Corp.	4,971	198,461
Toyo Engineering Corp.*	8,029	41,391
Vinci SA	20,410	2,261,213
TOTAL CONSTRUCTION & ENGINEERING		$3,287,770

CONSTRUCTION MATERIALS – 0.2%
Imerys SA	2,227	96,137
LafargeHolcim Ltd.*	5,276	268,131
Vicat SA	2,076	86,600
TOTAL CONSTRUCTION MATERIALS		$450,868

CONSUMER FINANCE – 0.7%
American Express Co.	6,502	844,415
Credit Acceptance Corp.*	1,393	597,569
Provident Financial PLC	10,319	63,218
TOTAL CONSUMER FINANCE		$1,505,202

CONTAINERS & PACKAGING – 0.6%
AMVIG Holdings Ltd.	88,000	20,915
Ball Corp.	13,642	984,680
International Paper Co.	2,115	86,123
Nampak Ltd.*	113,345	36,796
Packaging Corp. of America	1,900	181,925
TOTAL CONTAINERS & PACKAGING		$1,310,439

DISTRIBUTORS – 0.0%**
LKQ Corp.*	2,336	76,352

DIVERSIFIED CONSUMER SERVICES – 0.3%
Benesse Holdings, Inc.	2,485	68,263
Chegg, Inc.*	12,708	523,951
TOTAL DIVERSIFIED CONSUMER SERVICES		$592,214

Description	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 3.3%
Bank of America Corp.	21,894	$718,780
Berkshire Hathaway, Inc., Class B*	4,969	1,115,193
BNP Paribas SA	6,426	341,013
G-Resources Group Ltd.*	2,282,400	15,242
Groupe Bruxelles Lambert SA	413	41,504
HDFC Bank Ltd. ADR	4,992	285,942
HSBC Holdings PLC	76,234	554,234
ING Groep NV	26,098	283,352
JPMorgan Chase & Co.	5,624	744,393
Kasikornbank PCL NVDR	31,516	140,981
M&G PLC*	4,953	15,629
Mitsubishi UFJ Financial Group, Inc.	244,024	1,252,970
Mizuho Financial Group, Inc.	333,393	494,399
Nordea Bank Abp	216	1,703
Royal Bank of Canada	5,862	463,237
Societe Generale SA	8,935	289,135
Standard Life Aberdeen PLC	5,770	22,927
Sumitomo Mitsui Financial Group, Inc.	13,005	457,248
TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,237,882

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
BT Group PLC	255,524	542,257
Cellnex Telecom SA*	11,970	595,332
China Telecom Corp. Ltd., Class H	495,558	192,815
China Unicom Hong Kong Ltd.	259,660	216,614
Deutsche Telekom AG	6,664	107,929
Elisa OYJ	465	28,014
Hellenic Telecommunications Organization SA	35,808	534,780
Koninklijke KPN NV	172,319	482,812
KT Corp. ADR*	16,505	171,982
Magyar Telekom Telecommunications PLC ADR	12,700	96,901
Nippon Telegraph & Telephone Corp.	12,170	310,299
Orange SA	5,133	72,560
Swisscom AG	109	59,804
Telefonica Deutschland Holding AG	3,440	10,412
Verizon Communications, Inc.	11,681	694,319
Zayo Group Holdings, Inc.*	1,824	63,384
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$4,180,214

ELECTRIC UTILITIES – 1.1%
Alliant Energy Corp.	682	40,484
American Electric Power Co., Inc.	772	80,458
Avangrid, Inc.	7,937	422,725
Chugoku Electric Power Co., Inc. (The)	7,566	99,858
Duke Energy Corp.	861	84,059

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Edison International	7,027	$537,917
Entergy Corp.	431	56,685
Eversource Energy	665	61,473
Exelon Corp.	1,385	65,912
Iberdrola SA	30,727	336,196
Iberdrola SA*	469	5,134
NextEra Energy, Inc.	485	130,077
OGE Energy Corp.	638	29,252
Pinnacle West Capital Corp.	344	33,605
Red Electrica Corp. SA	1,161	23,227
Southern Co. (The)	1,369	96,378
SSE PLC	3,668	73,014
Terna Rete Elettrica Nazionale SpA	3,928	27,403
Xcel Energy, Inc.	3,478	240,643
TOTAL ELECTRIC UTILITIES		$2,444,500

ELECTRICAL EQUIPMENT – 1.0%
Acuity Brands, Inc.	430	50,684
AMETEK, Inc.	3,739	363,244
Cosel Co. Ltd.	5,380	55,526
Eaton Corp. PLC	1,314	124,134
Emerson Electric Co.	7,500	537,225
Legrand SA	895	71,611
Mitsubishi Electric Corp.	10,570	146,555
Nissin Electric Co. Ltd.	4,500	53,715
Schneider Electric SE	6,506	648,823
Sensata Technologies Holding PLC*	1,367	64,618
Zumtobel Group AG*	8,075	79,256
TOTAL ELECTRICAL EQUIPMENT		$2,195,391

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%
Amphenol Corp., Class A	1,394	138,661
Canon Marketing Japan, Inc.	4,231	100,846
Citizen Watch Co. Ltd.	28,370	137,153
Enplas Corp.	1,860	49,934
Foxconn Technology Co. Ltd.	56,670	112,472
Hexagon AB, Class B	595	32,346
Innolux Corp.	431,600	124,080
Kyocera Corp.	2,247	147,642
Nichicon Corp.	13,305	120,210
Nippon Chemi-Con Corp.	5,750	86,909
Zebra Technologies Corp., Class A*	1,528	365,223
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,415,476

ENERGY EQUIPMENT & SERVICES – 0.2%
Drilling Co. of 1972 A/S (The)*	377	21,040
Fugro NV*	7,141	74,998
Helmerich & Payne, Inc.	742	30,088

Description	Number of Shares	Value
Saipem SpA*	28,616	$118,632
Schlumberger Ltd.	2,572	86,188
Trican Well Service Ltd.*	34,419	27,048
TOTAL ENERGY EQUIPMENT & SERVICES		$357,994

ENTERTAINMENT – 1.1%
Avex, Inc.	6,995	77,748
CTS Eventim AG & Co. KGaA	4,472	278,087
DeNA Co. Ltd.	10,792	177,484
Netflix, Inc.*	1,810	624,613
Nexon Co. Ltd.*	40,320	546,051
NHN Corp.*	584	36,694
Spotify Technology SA*	4,143	585,406
Walt Disney Co. (The)	21	2,905
TOTAL ENTERTAINMENT		$2,328,988

FOOD & STAPLES RETAILING – 0.7%
Cawachi Ltd.	2,810	54,779
J Sainsbury PLC	74,298	198,172
Jeronimo Martins SGPS SA	1,064	18,309
Matsumotokiyoshi Holdings Co. Ltd.	4,795	191,735
METRO AG	3,542	49,284
Performance Food Group Co.*	18,631	964,899
Sundrug Co. Ltd.	1,653	56,017
Sysco Corp.	789	64,808
TOTAL FOOD & STAPLES RETAILING		$1,598,003

FOOD PRODUCTS – 1.9%
Archer-Daniels-Midland Co.	3,113	139,338
Associated British Foods PLC	894	30,945
Chocoladefabriken Lindt & Spruengli AG	9	75,423
Chocoladefabriken Lindt & Spruengli AG	1	93,242
Conagra Brands, Inc.	10,243	337,200
Danone SA	2,011	160,930
Hershey Co. (The)	355	55,085
Hormel Foods Corp.	1,575	74,435
Ingredion, Inc.	2,723	239,624
Kellogg Co.	8,174	557,549
Kerry Group PLC, Class A	317	40,518
Mondelez International, Inc., Class A	11,913	683,568
Nestle SA	9,840	1,085,280
Nisshin Seifun Group, Inc.	4,581	78,220
Nomad Foods Ltd.*	13,903	280,563
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	379,000	32,544
Viscofan SA	5,365	285,602
TOTAL FOOD PRODUCTS		$4,250,066

GAS UTILITIES – 0.6%
Atmos Energy Corp.	322	37,684

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Rubis SCA	11,523	$711,750
Tokyo Gas Co. Ltd.	6,394	140,578
UGI Corp.	9,745	405,295
TOTAL GAS UTILITIES		$1,295,307

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%
Alcon, Inc.*	252	14,888
Baxter International, Inc.	5,278	470,903
Coloplast A/S, Class B	275	34,672
Danaher Corp.	2,072	333,323
Haemonetics Corp.*	4,175	448,353
Hologic, Inc.*	5,356	286,653
IDEXX Laboratories, Inc.*	462	125,207
Insulet Corp.*	3,775	732,501
Koninklijke Philips NV	18,516	847,988
Medtronic PLC	7,846	905,742
Smith & Nephew PLC	21,443	515,938
STERIS PLC	1,811	272,900
Sysmex Corp.	3,799	271,781
Tandem Diabetes Care, Inc.*	8,745	664,970
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,925,819

HEALTH CARE PROVIDERS & SERVICES – 1.2%
AmerisourceBergen Corp.	2,140	183,098
CVS Health Corp.	298	20,210
HCA Healthcare, Inc.	6,794	943,007
Laboratory Corp. of America Holdings*	2,333	409,208
Quest Diagnostics, Inc.	2,546	281,766
UnitedHealth Group, Inc.	2,481	675,948
Universal Health Services, Inc., Class B	1,732	237,475
TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,750,712

HEALTH CARE TECHNOLOGY – 0.0%**
AGFA-Gevaert NV*	12,869	63,209

HOTELS, RESTAURANTS & LEISURE – 2.3%
Aramark	10,561	466,163
Carnival Corp.	3,570	155,402
Carnival PLC	458	18,705
Choice Hotels International, Inc.	8,682	869,936
Compass Group PLC	49,937	1,234,552
Darden Restaurants, Inc.	598	69,625
Flutter Entertainment PLC	250	28,359
Marriott Vacations Worldwide Corp.	4,467	537,112
McDonald’s Corp.	3,755	803,457
Norwegian Cruise Line Holdings Ltd.*	1,581	85,137
Planet Fitness, Inc., Class A*	8,231	664,982
Royal Caribbean Cruises Ltd.	947	110,875
Vail Resorts, Inc.	290	68,008
TOTAL HOTELS, RESTAURANTS & LEISURE		$5,112,313

Description	Number of Shares	Value

HOUSEHOLD DURABLES – 0.9%
Barratt Developments PLC	3,111	$32,938
Berkeley Group Holdings PLC	423	29,215
Funai Electric Co. Ltd.*	11,130	66,192
Garmin Ltd.	747	72,422
Nikon Corp.	10,745	129,746
NVR, Inc.*	280	1,068,752
Persimmon PLC	804	32,367
PulteGroup, Inc.	2,374	105,999
Sekisui Chemical Co. Ltd.	8,972	149,433
Sekisui House Ltd.	10,006	215,151
Taylor Wimpey PLC	19,781	56,107
Token Corp.	777	53,742
TOTAL HOUSEHOLD DURABLES		$2,012,064

HOUSEHOLD PRODUCTS – 1.3%
Colgate-Palmolive Co.	12,502	922,398
Procter & Gamble Co. (The)	9,968	1,242,212
Reckitt Benckiser Group PLC	8,085	669,222
TOTAL HOUSEHOLD PRODUCTS		$2,833,832

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS – 0.0%**
Uniper SE	681	22,310

INDUSTRIAL CONGLOMERATES – 0.1%
DCC PLC	279	22,527
Honeywell International, Inc.	649	112,420
Smiths Group PLC	1,220	27,126
TOTAL INDUSTRIAL CONGLOMERATES		$162,073

INSURANCE – 7.0%
Admiral Group PLC	710	21,138
Aflac, Inc.	3,499	180,443
Ageas	3,505	193,272
AIA Group Ltd.	165,281	1,637,761
Alleghany Corp.*	369	294,337
Allianz SE	665	158,765
Allstate Corp. (The)	553	65,553
American Financial Group, Inc.	225	24,478
Arthur J. Gallagher & Co.	7,933	813,688
Assicurazioni Generali SpA	7,836	152,690
Aviva PLC	11,598	60,779
AXA SA	40,484	1,076,537
Baloise Holding AG	261	47,157
Chubb Ltd.	3,992	606,744
Cincinnati Financial Corp.	2,672	280,426
CNO Financial Group, Inc.	10,724	188,635
Dai-ichi Life Holdings, Inc.	12,305	182,621

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Direct Line Insurance Group PLC	4,610	$20,532
Enstar Group Ltd.*	2,450	478,460
Everest Re Group Ltd.	244	67,483
Fidelity National Financial, Inc.	1,471	71,711
Globe Life, Inc.	6,644	692,703
Hannover Rueck SE	492	95,530
Intact Financial Corp.	14,992	1,624,152
Legal & General Group PLC	30,126	121,164
Mapfre SA	4,912	12,571
Markel Corp.*	1,181	1,385,278
Marsh & McLennan Cos., Inc.	725	81,098
MetLife, Inc.	2,502	124,374
MS&AD Insurance Group Holdings, Inc.	12,875	427,613
Muenchener Rueckversicherungs AG	219	64,570
Principal Financial Group, Inc.	1,301	68,888
Progressive Corp. (The)	8,015	646,730
Prudential PLC	4,953	88,066
RSA Insurance Group PLC	2,877	20,873
Sampo OYJ, Class A	2,165	98,004
Shin Kong Financial Holding Co. Ltd.*	276,657	89,476
Sony Financial Holdings, Inc.	30,444	700,948
Swiss Life Holding AG	144	72,385
Swiss Re AG	483	54,540
T&D Holdings, Inc.	35,428	377,637
Tokio Marine Holdings, Inc.	18,089	981,893
Tongyang Life Insurance Co. Ltd.*	13,318	39,918
Travelers Cos., Inc. (The)	815	107,270
Tryg A/S	570	17,271
White Mountains Insurance Group Ltd.	324	361,979
Willis Towers Watson PLC	1,419	299,821
WR Berkley Corp.	465	34,191
Zurich Insurance Group AG	512	212,540
TOTAL INSURANCE		$15,524,693

INTERACTIVE MEDIA & SERVICES – 0.5%
Auto Trader Group PLC	3,095	22,837
Gree, Inc.	30,070	126,252
Tencent Holdings Ltd.	6,853	326,821
Twitter, Inc.*	3,545	115,142
Yandex NV, Class A*	5,561	249,188
Z Holdings Corp.	36,916	146,628
TOTAL INTERACTIVE MEDIA & SERVICES		$986,868

INTERNET & CATALOG RETAIL – 0.5%
Alibaba Group Holding Ltd. ADR*	2,723	562,545
Amazon.com, Inc.*	285	572,485
Qliro Group AB*	21,589	15,817
TOTAL INTERNET & CATALOG RETAIL		$1,150,847

Description	Number of Shares	Value

IT SERVICES – 4.3%
Accenture PLC, Class A	3,380	$693,610
Amdocs Ltd.	3,064	220,455
Automatic Data Processing, Inc.	3,127	535,937
Black Knight, Inc.*	8,083	540,914
Capgemini SE	5,124	636,355
DTS Corp.	4,036	93,539
DXC Technology Co.	13,666	435,672
Fidelity National Information Services, Inc.	5,881	844,864
Fiserv, Inc.*	2,429	288,104
FleetCor Technologies, Inc.*	495	156,039
Fujitsu Ltd.	1,348	142,528
Global Payments, Inc.	823	160,855
GoDaddy, Inc., Class A*	6,606	443,989
Jack Henry & Associates, Inc.	219	32,749
Leidos Holdings, Inc.	5,593	561,929
Mastercard, Inc., Class A	1,655	522,881
Pagseguro Digital Ltd., Class A*	6,912	224,571
Paychex, Inc.	2,845	244,016
PayPal Holdings, Inc.*	5,177	589,609
Perspecta, Inc.	5,453	153,066
Sabre Corp.	2,490	53,635
Science Applications International Corp.	600	52,662
Sopra Steria Group	235	37,516
Square, Inc., Class A*	8,578	640,691
Visa, Inc., Class A	3,023	601,486
Western Union Co. (The)	2,773	74,594
Worldline SA*	8,702	613,196
TOTAL IT SERVICES		$9,595,462

LEISURE EQUIPMENT & PRODUCTS – 0.2%
BRP, Inc.	10,453	533,629

LIFE SCIENCES TOOLS & SERVICES – 0.3%
CMIC Holdings Co. Ltd.	1,220	19,188
QIAGEN NV*	635	21,210
Thermo Fisher Scientific, Inc.	1,839	575,956
TOTAL LIFE SCIENCES TOOLS & SERVICES		$616,354

MACHINERY – 2.6%
Amada Holdings Co. Ltd.	7,185	74,831
Cummins, Inc.	594	95,022
Deere & Co.	1,548	245,482
Dover Corp.	4,907	558,662
Fortive Corp.	23,009	1,724,064
Hisaka Works Ltd.	5,400	44,627
IDEX Corp.	5,670	929,029
Ingersoll-Rand PLC	4,491	598,336
Japan Steel Works Ltd. (The)	10,885	194,846

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Kone OYJ, Class B	649	$41,885
Mitsubishi Heavy Industries Ltd.	4,532	165,315
PACCAR, Inc.	8,167	606,073
Schindler Holding AG	304	78,525
Schindler Holding AG	217	53,951
Snap-on, Inc.	445	71,035
Takuma Co. Ltd.	12,010	130,937
THK Co. Ltd.	5,680	141,608
Toshiba Machine Co. Ltd.	2,268	69,337
TOTAL MACHINERY		$5,823,565

MARINE – 0.2%
AP Moeller – Maersk A/S, Class B	169	202,084
D/S Norden A/S	7,082	95,394
Kuehne + Nagel International AG	583	94,226
Pacific Basin Shipping Ltd.	517,000	92,732
TOTAL MARINE		$484,436

MEDIA – 0.8%
Comcast Corp., Class A	12,706	548,772
Criteo SA ADR*	5,063	77,920
Fox Corp., Class A	1,238	45,905
Fuji Media Holdings, Inc.	5,235	71,178
Gendai Agency, Inc.	1,600	6,135
Interpublic Group of Cos., Inc. (The)	2,343	53,186
Metropole Television SA	6,394	106,336
Nippon Television Holdings, Inc.	20,857	281,789
Omnicom Group, Inc.	1,421	107,016
RTL Group SA*	2,352	106,789
Sirius XM Holdings, Inc.	11,592	81,955
Television Francaise 1	16,924	127,414
TV Asahi Holdings Corp.	6,345	121,028
TOTAL MEDIA		$1,735,423

METALS & MINING – 1.1%
Anglo American PLC	7,468	194,870
Asahi Holdings, Inc.	7,768	195,051
Barrick Gold Corp.	13,141	243,378
Boliden AB	788	18,707
Centerra Gold, Inc.*	13,922	111,511
Chubu Steel Plate Co. Ltd.	2,000	12,936
Eldorado Gold Corp.*	9,426	68,621
Gold Fields Ltd.	18,436	119,349
Harmony Gold Mining Co. Ltd. ADR*	27,436	92,185
IAMGOLD Corp.*	10,102	29,902
Impala Platinum Holdings Ltd.*	8,059	75,727
Kinross Gold Corp.*	24,733	125,396
Kyoei Steel Ltd.	7,025	123,215

Description	Number of Shares	Value
Nakayama Steel Works Ltd.	10,390	$46,751
Neturen Co. Ltd.	3,565	27,518
Norsk Hydro ASA	54,434	170,125
Northern Dynasty Minerals Ltd.*	2,780	1,176
Pacific Metals Co. Ltd.	2,867	53,681
Petra Diamonds Ltd.*	108,216	13,579
Resolute Mining Ltd.*	60,162	47,254
Salzgitter AG	6,107	102,253
SEMAFO, Inc.*	35,593	75,037
Tokyo Steel Manufacturing Co. Ltd.	16,400	122,866
Western Areas Ltd.	45,851	77,590
Yamato Kogyo Co. Ltd.	9,288	225,019
Yodogawa Steel Works Ltd.	1,310	23,430
TOTAL METALS & MINING		$2,397,127

MULTILINE RETAIL – 0.6%
B&M European Value Retail SA	77,275	370,531
Dollar General Corp.	1,258	192,990
Marks & Spencer Group PLC	41,691	96,679
Marui Group Co. Ltd.	22,160	512,515
Next PLC	372	33,807
Target Corp.	1,927	213,396
TOTAL MULTILINE RETAIL		$1,419,918

MULTI-UTILITIES – 1.3%
Ameren Corp.	2,091	171,567
CenterPoint Energy, Inc.	1,117	29,578
Centrica PLC	110,816	124,210
CMS Energy Corp.	707	48,437
Consolidated Edison, Inc.	582	54,708
Dominion Energy, Inc.	888	76,146
DTE Energy Co.	374	49,596
E.ON SE	56,116	635,851
Engie SA	13,681	235,496
National Grid PLC	97,455	1,294,851
Public Service Enterprise Group, Inc.	917	54,286
Sempra Energy	426	68,433
WEC Energy Group, Inc.	635	63,430
TOTAL MULTI-UTILITIES		$2,906,589

OIL, GAS & CONSUMABLE FUELS – 3.7%
Advantage Oil & Gas Ltd.*	36,961	61,723
ARC Resources Ltd.	10,174	53,968
BP PLC	67,612	407,031
Cameco Corp.	7,614	61,388
Canadian Natural Resources Ltd.	6,765	190,299
Chevron Corp.	2,211	236,887
Diamondback Energy, Inc.	2,360	175,584

January 31, 2020 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Enbridge, Inc.	17,905	$728,025
Eni SpA	27,741	388,586
Equinor ASA	7,772	140,266
Exxon Mobil Corp.	4,103	254,878
Galp Energia SGPS SA	39,105	590,900
Gazprom PJSC ADR	22,685	158,568
Idemitsu Kosan Co. Ltd.	5,402	134,825
Imperial Oil Ltd.	14,655	347,494
Inpex Corp.	22,660	211,512
Japan Petroleum Exploration Co. Ltd.	2,200	54,029
LUKOIL PJSC ADR	1,063	108,564
Occidental Petroleum Corp.	1,750	69,510
Ovintiv, Inc.	6,639	103,443
Painted Pony Energy Ltd.*	24,197	10,422
Pembina Pipeline Corp.	4,869	186,531
Royal Dutch Shell PLC, Class B	21,477	564,342
Surgutneftegas PJSC ADR	19,695	139,395
Targa Resources Corp.	1,131	41,281
TC Energy Corp.	13,642	748,073
TOTAL SA	33,011	1,607,334
Tourmaline Oil Corp.	5,857	59,083
Valero Energy Corp.	1,087	91,645
Williams Cos., Inc. (The)	4,757	98,422
YPF SA ADR	6,990	65,636
TOTAL OIL, GAS & CONSUMABLE FUELS		$8,089,644

PAPER & FOREST PRODUCTS – 0.1%
Louisiana-Pacific Corp.	4,863	149,197
UPM-Kymmene OYJ	1,000	31,509
TOTAL PAPER & FOREST PRODUCTS		$180,706

PERSONAL PRODUCTS – 0.4%
Beiersdorf AG	700	79,362
L’Oreal SA	729	202,769
Unilever NV	7,665	447,271
Unilever PLC	2,176	129,801
TOTAL PERSONAL PRODUCTS		$859,203

PHARMACEUTICALS – 4.9%
Astellas Pharma, Inc.	10,782	190,519
AstraZeneca PLC ADR	19,237	936,842
AstraZeneca PLC	6,301	616,411
Bristol-Myers Squibb Co.	2,946	185,451
Eisai Co. Ltd.	4,335	326,693
GlaxoSmithKline PLC	4,069	95,538
H. Lundbeck A/S	280	11,898
Jazz Pharmaceuticals PLC*	448	64,221
Johnson & Johnson	9,050	1,347,273

Description	Number of Shares	Value
Kyowa Kirin Co. Ltd.	5,803	$136,424
Merck & Co., Inc.	14,980	1,279,891
Nippon Shinyaku Co. Ltd.	5,500	487,622
Novartis AG	28,410	2,683,841
Novo Nordisk A/S, Class B	1,555	94,655
Ono Pharmaceutical Co. Ltd.	16,363	376,788
Orion OYJ, Class B	451	21,308
Pfizer, Inc.	26,651	992,483
Roche Holding AG	1,659	556,542
Sanofi	936	90,267
Takeda Pharmaceutical Co. Ltd.	8,835	339,294
TOTAL PHARMACEUTICALS		$10,833,961

PROFESSIONAL SERVICES – 1.0%
Adecco Group AG	4,835	283,274
BeNEXT Group, Inc.	5,400	55,240
Experian PLC	9,919	345,260
Hays PLC	44,130	90,248
IHS Markit Ltd.*	799	63,009
Insperity, Inc.	6,743	589,136
Intertek Group PLC	418	31,717
Pagegroup PLC	11,918	71,795
RELX PLC	6,335	167,694
Robert Half International, Inc.	703	40,894
SGS SA	20	57,853
SThree PLC	12,898	62,011
TransUnion	1,212	111,140
Verisk Analytics, Inc.	892	144,923
Wolters Kluwer NV	543	40,802
TOTAL PROFESSIONAL SERVICES		$2,154,996

REAL ESTATE INVESTMENT TRUSTS – 2.9%
Alexandria Real Estate Equities, Inc.	263	42,922
American Tower Corp.	8,820	2,043,947
AvalonBay Communities, Inc.	259	56,123
British Land Co. PLC (The)	13,767	100,683
Brixmor Property Group, Inc.	7,698	153,652
Camden Property Trust	273	30,693
Covivio	294	34,887
Daiwa House REIT Investment Corp.	46	122,729
Equity Residential	694	57,658
Gaming and Leisure Properties, Inc.	8,444	399,021
Gecina SA	146	27,537
ICADE	165	18,430
Japan Prime Realty Investment Corp.	22	101,780
Japan Real Estate Investment Corp.	24	175,256
Japan Retail Fund Investment Corp.	58	124,109
Land Securities Group PLC	12,982	160,513
Liberty Property Trust	503	31,513

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Medical Properties Trust, Inc.	23,744	$525,930
Mid-America Apartment Communities, Inc.	312	42,810
Nippon Building Fund, Inc.	22	178,215
Nomura Real Estate Master Fund, Inc.	81	142,460
Public Storage	5,251	1,174,964
Realty Income Corp.	657	51,515
Segro PLC	5,170	62,081
Simon Property Group, Inc.	1,045	139,142
STORE Capital Corp.	5,803	227,768
UDR, Inc.	772	36,987
Unibail – Rodamco-Westfield	374	50,816
United Urban Investment Corp.	67	120,020
TOTAL REAL ESTATE INVESTMENT TRUSTS		$6,434,161

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
CBRE Group, Inc., Class A*	2,021	123,382
Daito Trust Construction Co. Ltd.	738	86,934
Mitsubishi Estate Co. Ltd.	19,054	373,163
Nexity SA	12,735	614,824
Swiss Prime Site AG*	418	51,032
Vonovia SE	1,460	83,331
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,332,666

ROAD & RAIL – 2.3%
AMERCO	1,631	605,541
Canadian National Railway Co.	21,454	2,004,848
Central Japan Railway Co.	1,361	267,139
East Japan Railway Co.	2,916	256,758
Go-Ahead Group PLC (The)	1,715	46,224
Hankyu Hanshin Holdings, Inc.	4,076	165,372
Kansas City Southern	1,059	178,643
Keisei Electric Railway Co. Ltd.	2,996	108,386
Kintetsu Group Holdings Co. Ltd.	3,026	159,480
Kyushu Railway Co.	3,667	119,982
Nagoya Railroad Co. Ltd.	4,178	122,575
Odakyu Electric Railway Co. Ltd.	5,626	124,793
Old Dominion Freight Line, Inc.	501	98,311
Tobu Railway Co. Ltd.	4,139	145,804
Uber Technologies, Inc.*	14,468	525,044
West Japan Railway Co.	2,348	198,664
TOTAL ROAD & RAIL		$5,127,564

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.7%
Advanced Micro Devices, Inc.*	7,857	369,279
Broadcom, Inc.	782	238,635
Entegris, Inc.	4,299	222,516
Lam Research Corp.	536	159,841
Marvell Technology Group Ltd.	33,500	805,340

Description	Number of Shares	Value
Maxim Integrated Products, Inc.	1,202	$72,264
MediaTek, Inc.	38,000	480,791
Micron Technology, Inc.*	9,750	517,627
Miraial Co. Ltd.	2,200	25,242
NXP Semiconductors NV	510	64,699
QUALCOMM, Inc.	2,684	228,972
Realtek Semiconductor Corp.	50,000	401,726
Skyworks Solutions, Inc.	3,288	372,037
Taiwan Semiconductor Manufacturing Co. Ltd.	67,000	691,052
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,631	573,436
Texas Instruments, Inc.	5,342	644,512
Tokyo Seimitsu Co. Ltd.	3,565	124,040
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$5,992,009

SOFTWARE – 2.5%
CDK Global, Inc.	5,491	294,757
Constellation Software, Inc.	1,106	1,162,537
Guidewire Software, Inc.*	3,647	410,288
Microsoft Corp.	4,023	684,835
Mimecast Ltd.*	10,471	534,335
Open Text Corp.	5,351	240,741
ServiceNow, Inc.*	1,273	430,567
Splunk, Inc.*	4,675	725,840
SS&C Technologies Holdings, Inc.	4,255	268,108
Workday, Inc., Class A*	4,196	774,707
TOTAL SOFTWARE		$5,526,715

SPECIALTY RETAIL – 2.0%
AutoZone, Inc.*	148	156,578
Best Buy Co., Inc.	1,026	86,892
Camping World Holdings, Inc., Class A	15,905	247,641
CarMax, Inc.*	7,244	702,958
CECONOMY AG*	17,060	88,183
Gap, Inc. (The)	1,533	26,690
Halfords Group PLC	28,510	61,565
Hennes & Mauritz AB, Class B	2,038	44,713
Home Depot, Inc. (The)	3,151	718,743
Industria de Diseno Textil SA	3,084	103,706
Kingfisher PLC	67,869	182,212
L Brands, Inc.	1,556	36,037
Lowe’s Cos., Inc.	5,205	605,029
Nishimatsuya Chain Co. Ltd.	15,845	135,527
O’Reilly Automotive, Inc.*	395	160,409
Ross Stores, Inc.	1,576	176,811
Shimamura Co. Ltd.	2,300	172,807
TJX Cos., Inc. (The)	6,374	376,321
Tractor Supply Co.	962	89,418

January 31, 2020 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Ulta Beauty, Inc.*	381	$102,074
USS Co. Ltd.	5,492	99,678
Xebio Holdings Co. Ltd.	8,675	92,282
TOTAL SPECIALTY RETAIL		$4,466,274

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.6%
Acer, Inc.	191,840	106,094
Apple, Inc.	2,048	633,876
Canon, Inc.	4,295	112,633
Compal Electronics, Inc. GDR	57,630	175,034
HP, Inc.	4,640	98,925
Maxell Holdings Ltd.	5,640	74,037
Melco Holdings, Inc.	500	12,040
Quadient	4,958	119,264
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$1,331,903

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
361 Degrees International Ltd.	239,130	37,460
adidas AG	232	73,339
Daphne International Holdings Ltd.*	217,140	3,512
Geox SpA	23,031	27,345
HUGO BOSS AG	227	10,724
NIKE, Inc., Class B	5,620	541,206
Sanyo Shokai Ltd.*	4,270	48,529
Tapestry, Inc.	1,369	35,279
Under Armour, Inc., Class A*	25,790	520,442
TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,297,836

TOBACCO – 0.6%
Altria Group, Inc.	3,187	151,478
Japan Tobacco, Inc.	17,018	359,836
Philip Morris International, Inc.	10,641	880,011
Swedish Match AB	490	27,704
TOTAL TOBACCO		$1,419,029

TRADING COMPANIES & DISTRIBUTORS – 1.1%
Brenntag AG	9,092	470,513
Bunzl PLC	840	21,756
Fastenal Co.	15,871	553,580
Ferguson PLC	4,839	434,551
ITOCHU Corp.	7,453	174,109
Mitsubishi Corp.	6,699	171,733
Rexel SA	17,578	210,271
SIG PLC	37,108	45,241
Triton International Ltd.	11,174	419,584
TOTAL TRADING COMPANIES & DISTRIBUTORS		$2,501,338

TRANSPORTATION INFRASTRUCTURE – 0.1%
Hamburger Hafen und Logistik AG	1,829	45,011

Description	Number of Shares	Value
Kamigumi Co. Ltd.	3,429	$73,270
TOTAL TRANSPORTATION INFRASTRUCTURE		$118,281

WATER UTILITIES – 0.3%
American Water Works Co., Inc.	417	56,795
Guangdong Investment Ltd.	339,640	689,357
TOTAL WATER UTILITIES		$746,152

WIRELESS TELECOMMUNICATION SERVICES – 1.2%
1&1 Drillisch AG	250	6,129
China Mobile Ltd.	26,520	217,985
KDDI Corp.	39,267	1,186,613
Millicom International Cellular SA SDR	11,371	536,982
MTN Group Ltd.	13,565	72,619
NTT DOCOMO, Inc.	12,160	345,495
Orange Belgium SA	4,789	97,373
Sprint Corp.*	8,887	38,836
VEON Ltd. ADR	55,668	144,180
TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,646,212

TOTAL COMMON STOCKS (COST $175,428,325)		$195,503,017

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	3,850	244,283
Nomura TOPIX ETF	340	5,376

TOTAL INVESTMENT COMPANIES (COST $246,676)		$249,659

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.2%
Porsche Automobil Holding SE 2.21%	401	27,040
Volkswagen AG 4.86%	2,417	433,642
TOTAL CONSUMER DISCRETIONARY		$460,682

CONSUMER STAPLES – 0.0%**
Henkel AG & Co. KGaA 1.85%	353	35,901

TOTAL PREFERRED STOCKS (COST $479,068)		$496,583

MONEY MARKET FUNDS – 7.4%
Dreyfus Cash Management Fund, Institutional Shares, 1.71%^	135	135
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	16,295,933	16,295,933

TOTAL MONEY MARKET FUNDS (COST $16,296,068)		$16,296,068

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (continued)

Description	Value

TOTAL INVESTMENTS – 96.1% (COST $192,450,137)	$212,545,327

OTHER ASSETS LESS LIABILITIES – 3.9%	8,520,327

TOTAL NET ASSETS – 100.0%	$221,065,654

*	Non-income producing security.
^	7-Day net yield.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt
EAFE	Europe, Australasia and the Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NA	National Association
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership with Share Capital
SDR	Swedish Depositary Receipt
SpA	Societa per Azioni

Currency Code	Currency
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

At January 31, 2020, the Wilmington Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS PURCHASED
2/4/2020	HSBC Bank USA, N.A.	747,486 JPY	$6,861	$6,898	$37	$—
CONTRACTS SOLD
2/3/2020	HSBC Bank USA, N.A.	4,822,772 JPY	44,270	44,509	—	(239)
2/3/2020	UBS Securities LLC	26,259 EUR	28,980	29,122	—	(142)
2/3/2020	Bank of New York Mellon	7,151 CAD	5,405	5,404	1	—
2/3/2020	Bank of New York Mellon	1,033 GBP	1,353	1,364	—	(11)
2/4/2020	HSBC Bank USA, N.A.	1,953,259 JPY	17,930	18,027	—	(97)
2/4/2020	Bank of New York Mellon	34,551 JPY	318	319	—	(1)
2/4/2020	Bank of New York Mellon	10,347 GBP	13,633	13,662	—	(29)
3/18/2020	Royal Bank of Canada	745,000,000 JPY	6,898,864	6,893,271	5,593	—
3/18/2020	Royal Bank of Canada	5,505,000 CAD	4,183,687	4,159,587	24,100	—
3/18/2020	Citigroup Global Markets	3,187,000 EUR	3,557,776	3,544,902	12,874	—
3/18/2020	Morgan Stanley Capital Services LLC	2,266,000 GBP	2,964,245	2,996,063	—	(31,818)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$42,605	$(32,337)

January 31, 2020 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2020, the Wilmington Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount(a)	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
E-Mini Russell 2000 Index	March 2020	82	6,620,270	$6,735,724	$6,620,270	$115,454	$—
E-Mini S&P 500 Index	March 2020	124	19,988,800	19,813,031	19,988,800	—	(175,769)
E-Mini S&P Mid 400 Index	March 2020	107	21,474,900	21,739,372	21,474,900	264,472	—
Euro STOXX 50 Index	March 2020	178	6,477,420EUR	7,411,846	7,220,746	191,100	—
FTSE 100 Index	March 2020	51	3,680,925GBP	4,984,890	4,830,753	154,137	—
MSCI EAFE Index	March 2020	339	33,501,675	34,598,849	33,501,675	1,097,174	—
S&P TSX 60 Index	March 2020	19	3,919,700CAD	2,950,093	2,986,387	—	(36,294)
TOPIX Index	March 2020	88	1,477,520,000JPY	13,891,349	13,583,035	308,314	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS						$2,130,651	$(212,063)

(a)	Notional Amount denominated in USD unless otherwise noted.

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)